Share Capital - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2018 shares	Dec. 31, 2017 shares	Dec. 31, 2016 shares	Oct. 31, 2010 shares Vote
Class A Ordinary Shares
Class of Stock [Line Items]
Entitled vote per ordinary share | Vote				1
Issuance of new shares for share option exercise and restricted share units vested | shares	3,070,500	3,119,052	3,261,456
Class B Ordinary Shares
Class of Stock [Line Items]
Entitled vote per ordinary share | Vote				10
Conversion ratio, Class B ordinary share into Class A Ordinary Share | shares				1